RELATED PARTY TRANSACTIONS (Details Narrative)						9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 27, 2023 USD ($)	Nov. 09, 2022 USD ($) $ / shares shares	Aug. 10, 2022 USD ($) $ / shares shares	Aug. 13, 2021 shares	Mar. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2023 ¥ / shares	Jul. 19, 2023	Feb. 27, 2023 JPY (¥)	Sep. 30, 2022	Sep. 30, 2021	Sep. 23, 2021 USD ($) $ / shares	Aug. 18, 2021 $ / shares
Loan amount						$ 4,200,000
Promissory note - related party						$ 1,480,000
Common stock par value | $ / shares						$ 0.000001		$ 0.000001
Loans from a former director								$ 3,488
ASC TECH Agent [Member]
Equity interest						0.00%		48.81%		48.81%		48.81%	48.81%
Loan Agreement [Member] | Chief Executive Officer [Member]
Loans from a former director						$ 1,384,370					¥ 200,000,000
Conversion rate | (per share)						$ 0.0066921			¥ 1
Maturity date	Apr. 15, 2023
Interest rate	2.475%										2.475%
Accrued expense	$ 46,580
Derecognized debt						$ 227,281
Recognized loss						666,641
Loan Agreement [Member] | Chief Executive Officer [Member] | Extended Maturity [Member]
Maturity date	Jun. 30, 2023
Representative Director of A.L.I. [Member]
Transaction amount						129,598
Related Party [Member]
Short-term loans payable, related party						441,929
Related Party [Member] | Mr.Sidhu [Member]
Loans payable						425,464
Related Party [Member] | Mr.Katano [Member]
Loans payable						$ 203,439
Pono Capital Corp [Member]
Cash							$ 337,595	193,829
Fair value of working capital loan initial measurement								92,000
Fair value of working capital loan								$ 150,000
Deposits		$ 1,150,000
Proceeds from loan		$ 1,150,000
Exercise price | $ / shares								$ 0.01
Pono Capital Corp [Member] | Mehana Capital L L C [Member]
Purchased shares of placement units | shares		57,500	115,000
Proceeds from loan		$ 575,000	$ 1,150,000
Pono Capital Corp [Member] | Mehana Equity L L C [Member] | Administrative Support Agreement [Member]
Service cost payable								$ 10,000
Formation cost								229
Incurred expense							47,096	120,000
Pono Capital Corp [Member] | Related Party [Member]
Short-term loans payable, related party
Pono Capital Corp [Member] | Affiliate Sponsor [Member]
Working capital loan														$ 1,500,000
Business acquisition, share price | $ / shares								$ 0.10						$ 10.00
Proceeds from related party debt								$ 960,000
Deposits								1,150,000
Payments for repurchase of equity								2,300,000
Pono Capital Corp [Member] | Affiliate Sponsor [Member] | Sponsor Working Capital Loan [Member]
Issuable, value assigned								$ 1,500,000
Business acquisition, share price | $ / shares								$ 10.00
Pono Capital Corp [Member] | Affiliate Sponsor [Member] | Sponsor Working Capital Loan [Member] | Maximum [Member]
Working capital loan								$ 1,500,000
Pono Capital Corp [Member] | Aerwins [Member]
Purchased shares of placement units | shares		57,500
Proceeds from loan		$ 575,000
Pono Capital Corp [Member] | IPO [Member]
Purchased shares of placement units | shares				10,000,000
Price per shares | $ / shares															$ 10.00
Exercise price | $ / shares															$ 11.50
Pono Capital Corp [Member] | IPO [Member] | Promissory Note [Member]
Loan amount					$ 300,000
Promissory note - related party					$ 186,542
Common Class B [Member] | Pono Capital Corp [Member]
Purchased shares of placement units | shares					2,875,000
Cash					$ 25,000
Forfeited shares | shares					375,000
Percentage of issued and outstanding shares					20.00%
Price per shares | $ / shares					$ 12.00
Common stock par value | $ / shares							$ 0.000001	$ 0.000001
Common Class A [Member] | Pono Capital Corp [Member]
Common stock par value | $ / shares							$ 0.000001	0.000001
Exercise price | $ / shares								$ 18.00
Common Class A [Member] | Pono Capital Corp [Member] | Mehana Capital L L C [Member]
Common stock par value | $ / shares		$ 0.000001	$ 0.000001
Exercise price | $ / shares		$ 11.50	$ 11.50